REDEMPTION AND CONVERSION OF SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	May 31, 2010	Dec. 31, 2010	Jan. 20, 2010 Series A Preferred Stock	Aug. 19, 2008 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock Vote	Dec. 31, 2009 Series A Preferred Stock
Class of Stock [Line Items]
Preferred shares, shares issued				12,500,000
Preferred stock price per share				$ 4
Proceeds from issuance of preferred stock				$ 50,000
Preferred shares, shares outstanding						12,500,000
Redemption of preferred stock			7,500,000
Conversion of Series A convertible redeemable preferred shares	5,000,000
Investment return rate per annum on original purchase price					15.00%
Premium percentage over the period as an accretion charge to increase the Series A Preferred Shares		15.00%
Accretion of Series A convertible redeemable preferred shares		$ 1,215			$ (12,134)
Preferred Stock dividend rate					8.00%
Preferred stock conversion ratio					1
Number of vote per ordinary share					1
Original subscription price percentage					100.00%